Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2024
Prospectus Date	rr_ProspectusDate	May 30, 2024
Reynders, McVeigh Core Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Reynders, McVeigh Core Equity Fund (the “Fund”) is to seek capital preservation and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investments)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is typically expected to have a portfolio turnover rate of 25% or less. For the fiscal year ended January 31, 2024, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that meet the Adviser’s economic and sustainability criteria. As part of its principal investment strategy, and under normal market conditions, the Fund expects to invest at least 50% of its net assets in equity securities with market capitalizations of over $15 billion. This is a global fund and the portfolio managers expect to invest at least 15% of its net assets in equity securities of companies located in developed foreign markets across any market capitalization and American Depositary Receipts (“ADRs”). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

The Fund will invest primarily in companies that the Adviser believes have prospects for above-average, sustainable growth in the future. The Adviser will build a diversified portfolio of stocks with an emphasis on companies that the Adviser believes are financially sound, have a positive, long-term growth outlook, and are led by capable management. The Adviser may consider a variety of factors that may contribute to accelerated growth in the foreseeable future and does not focus on any one particular attribute when making an investment decision. Possible attributes include, but are not limited to, earnings histories, a strong competitive position, a history of innovation, excellent management, and the financial resources to support long-term growth. As part of its research process, the Adviser combines its financial analysis with an analysis of each company’s sustainability profile. The Adviser believes that understanding a company’s sustainability profile complements and is a critical piece of traditional financial analysis. In order to incorporate sustainability factors into the investment discipline, the Adviser analyzes a wide range of sources and incorporates that information into the overall research process. These sources include a company’s own sustainability reports, comparative studies done by specialists in sustainability research, and the use of an outside research service that aggregates hundreds of sources of sustainability data into quantifiable measures.

The Adviser selects stocks that it believes are attractively priced given its analysis of the underlying companies’ balance sheets and perceived sustainable growth opportunities. At times, depending on market conditions, this may lead the Fund to be over-weighted or under-weighted in particular sectors when compared to the overall market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index.

Visit www.ReyndersMcVeighFunds.com or call 1-800-950-6868 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-950-6868
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ReyndersMcVeighFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Reynders, McVeigh Core Equity Fund Calendar Year Total Returns – Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest	4/1/2020 – 6/30/2020	24.82%
Lowest	4/1/2022 – 6/30/2022	(17.87)%

The Fund’s Institutional Shares year-to-date return as of March 31, 2024 was 7.81%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only.
Reynders, McVeigh Core Equity Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by any government agency.
Reynders, McVeigh Core Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Reynders, McVeigh Core Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Reynders, McVeigh Core Equity Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Reynders, McVeigh Core Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Reynders, McVeigh Core Equity Fund | Equity Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Reynders, McVeigh Core Equity Fund | Sustainability Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainability Criteria Risk. The Fund’s sustainability criteria, which typically select or exclude securities of certain issuers for reasons other than performance, carry the risk that the Fund may forgo some market opportunities available to funds that do not use a sustainability investing strategy, and that the Fund’s performance will differ from such funds. For example, the application of the Fund’s sustainability criteria could affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance relative to non-sustainable investing funds. Sustainability investing is largely qualitative and subjective by nature, and there is no guarantee that the sustainability criteria utilized by the Adviser or any sustainability judgment exercised by the Adviser will reflect the opinions of any particular investor, and the criteria utilized by the Adviser may differ from the criteria that any particular investor considers relevant in evaluating an issuer’s sustainability practices. The Adviser’s proxy voting decisions with respect to the Fund are also guided by sustainability principles, which may not always support corporate initiatives that produce the maximum short-term gain in the prices of underlying securities. For additional information regarding Sustainability Criteria Risk, please see “Sustainability Criteria Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Reynders, McVeigh Core Equity Fund | Foreign Custody Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Reynders, McVeigh Core Equity Fund | Foreign Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Reynders, McVeigh Core Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Reynders, McVeigh Core Equity Fund | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Reynders, McVeigh Core Equity Fund | Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Reynders, McVeigh Core Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Reynders, McVeigh Core Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. The 1940 Act and the IRC impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser and, as a result, may impact the Adviser’s ability to manage the Fund.

Reynders, McVeigh Core Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Reynders, McVeigh Core Equity Fund | Medium Small Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

Reynders, McVeigh Core Equity Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Reynders, McVeigh Core Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors. A Fund overweight in its investments in a particular sector may be more impacted by events that impact that sector and may be subject to greater risk of loss than a Fund that has a more diversified portfolio of investments.

Reynders, McVeigh Core Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ESGEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,401
Annual Return 2020	rr_AnnualReturn2020	46.35%
Annual Return 2021	rr_AnnualReturn2021	18.06%
Annual Return 2022	rr_AnnualReturn2022	(23.44%)
Annual Return 2023	rr_AnnualReturn2023	18.49%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.87%)
1 Year	rr_AverageAnnualReturnYear01	18.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2019
Reynders, McVeigh Core Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.35%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2019
Reynders, McVeigh Core Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.04%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2019
Reynders, McVeigh Core Equity Fund | Institutional Shares | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2019

[1]	Pursuant to an Administrative Services Plan, the Fund may pay financial intermediaries that provide certain administrative, recordkeeping and other non-distribution related services to Fund Share shareholders a service fee not to exceed 0.15% of the average daily net assets of Fund Shares. No service fee is currently paid by the Fund and the Fund’s Board of Trustees (“Board”) has not approved any payments under the Administrative Services Plan. Other Expenses as stated above represents expenses without inclusion of this administrative services fee. If an administrative services fee in the amount of 0.15% had been authorized and charged, Other Expenses would be 0.57% of the average daily net assets of the Fund.
[2]	Reynders, McVeigh Capital Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Fund through May 31, 2025 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the “Board”) at any time.
[3]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only.
[4]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.